UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011


Check here if Amendment [ ];

Amendment Number:


This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jump Trading, LLC
Address: 600 W. Chicago Ave, Suite 825
	 Chicago, IL 60654


Form 13F File Number: 28-14477



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Carey Harrold
Title: Chief Financial Officer
Phone: 312 205-8900


Signature, Place, and Date of Signing:

Carey Harrold		Chicago, IL 		February 14, 2012
[Signature]		[City, State]		[Date]





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: 118,800
(thousands)


List of Other Included Managers:

NONE

				 Form 13F Information Table
					 			SH/ 	PUT/ INVSTMNTOTHER	VOTING AUTHORITY
ISSUER			TITLE		CUSIP		Value	SHARES	AMT	CALL DSCRETNMANAGER	SOLE	SHARED	NONE

CBOE HLDGS INC		COM		12503M108	 976 	 37,748 SH	N/A	SOLE	N/A	 37,748 	0	0
INTERCONTINENTAL EX	COM		45865V100	 953 	 7,905	SH	N/A	SOLE	N/A	 7,905 		0	0
OIL SVC HOLDRS TR	DEPOSTRY RCPT	678002106	 23 	 200 	SH	N/A	SOLE	N/A	 200 		0	0
PROSHARES TR		PSHS ULTSHRT	74347X237	 738 	 16,345 SH	N/A	SOLE	N/A	 16,345 	0	0
PROSHARES TR		ULTSH DJ UBS	74347W668	 752 	 19,424 SH	N/A	SOLE	N/A	 19,424 	0	0
PROSHARES TR		PSHS ULSH	74347R883	 7,232 	 375,488SH	N/A	SOLE	N/A	 375,488 	0	0
SEMICONDUCTOR HLDRS	DEP RCPT	816636203	 12 	 400 	SH	N/A	SOLE	N/A	 400 		0	0
PROSHARES TR		ULT SHR S&P5	74347X856	 995 	 75,768 SH	N/A	SOLE	N/A	 75,768 	0	0
SPDR S&P 500		TR UNIT		78462F103	 83,332  664,000SH	N/A	SOLE	N/A	 664,000 	0	0
PROSHARES TR		SHRT RUSSL	74347X690	 478 	 36,441 SH	N/A	SOLE	N/A	 36,441 	0	0
PROSHARES T		PSHS ULT S&P	74347R107	 3,163 	 68,183 SH	N/A	SOLE	N/A	 68,183 	0	0
DIREXION SHS		DLY SMCAP	25459W110	 1,577 	 59,577 SH	N/A	SOLE	N/A	 59,577 	0	0
PROSHARES TR		ULT DJ UBS	74347W650	 1,677 	 40,892 SH	N/A	SOLE	N/A	 40,892 	0	0
PROSHARES TR		ULTRA GOLD	74347W601	 4,519 	 57,192 SH	N/A	SOLE	N/A	 57,192 	0	0
PROSHARES TR		ULTRPRO S&P	74347X864	 1,439 	 23,930 SH	N/A	SOLE	N/A	 23,930 	0	0
PROSHARES TR		ULTR RUSSL	74347X799	 769 	 15,533 SH	N/A	SOLE	N/A	 15,533 	0	0
UNITED STATES OIL	UNITS		91232N108	 4,924 	 129,195SH	N/A	SOLE	N/A	 129,195 	0	0
NYSE EURO		COM		629491101	 223 	 8,546 	SH	N/A	SOLE	N/A	 8,546 		0	0
CME GROUP		COM		12572Q105	 5,019 	 20,600 SH	N/A	SOLE	N/A	 20,600 	0	0